Leases - Schedule of Information about movement of Leasing Liabilities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule Of Information About Movement Of Leasing Liabilities [Abstract]
Beginning balance	¥ 176,990		¥ 33,356
Recognition of of additional leasing contract	28,349		179,384
De-recognition of leasing contract	(133,168)		0
Interest of lease liabilities	7,246		5,087
Leasing payment	(43,539)	$ (6,132)	(40,837)	¥ (36,066)
Ending balance	¥ 35,878		¥ 176,990	¥ 33,356